CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Attributable to Parent, Beginning Balance	$ (3,133,373)
Stockholders' Equity Attributable to Parent, Ending Balance	(4,442,976)	$ (3,133,373)
Shares acquired from ESOP	1,590	4,773
NET LOSS	(1,208,003)	(784,073)
Total stockholders' deficiency	(4,442,976)	(3,133,373)
Preferred Stock
Stockholders' Equity Attributable to Parent, Beginning Balance	20,860	20,860
Stockholders' Equity Attributable to Parent, Ending Balance	20,860	20,860
Total stockholders' deficiency	20,860	20,860
Common Stock
Stockholders' Equity Attributable to Parent, Beginning Balance	39,052	39,052
Stockholders' Equity Attributable to Parent, Ending Balance	39,052	39,052
Total stockholders' deficiency	39,052	39,052
Additional Paid-in Capital
Stockholders' Equity Attributable to Parent, Beginning Balance	35,643,373	35,757,201
Stockholders' Equity Attributable to Parent, Ending Balance	35,526,362	35,643,373
Adjustments to Additional Paid in Capital, Other	(117,011)	(113,828)
Total stockholders' deficiency	35,643,373	35,643,373
Unearned ESOP Shares
Stockholders' Equity Attributable to Parent, Beginning Balance	(3,320,875)	(3,439,476)
Stockholders' Equity Attributable to Parent, Ending Balance	(3,202,274)	(3,320,875)
Shares acquired from ESOP	118,601	118,601
Total stockholders' deficiency	(3,320,875)	(3,320,875)
Retained Earnings
Stockholders' Equity Attributable to Parent, Beginning Balance	(35,370,272)	(34,484,599)
Stockholders' Equity Attributable to Parent, Ending Balance	(36,679,875)	(35,370,272)
Preferred stock dividends	(101,600)	(101,600)
NET LOSS	(1,208,003)	(784,073)
Total stockholders' deficiency	(35,370,272)	(35,370,272)
Treasury Stock
Stockholders' Equity Attributable to Parent, Beginning Balance	(145,511)	(140,738)
Stockholders' Equity Attributable to Parent, Ending Balance	(147,101)	(145,511)
Shares acquired from ESOP	(1,590)	(4,773)
Total stockholders' deficiency	$ (145,511)	$ (145,511)